Investments (Maturities of Fixed Maturity Securities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Securities, Debt Maturities [Abstract]
Amortized Cost, Due in one year or less	$ 1,871
Amortized Cost, Due after one year through five years	10,548
Amortized Cost, Due after five years through ten years	11,478
Amortized Cost, Due after ten years	23,331
Amortized Cost, Structured Securities	12,945
Amortized Cost, Subtotal	60,173	$ 58,715
Estimated Fair Value, Due in one year or less	1,876
Estimated Fair Value, Due after one year through five years	10,890
Estimated Fair Value, Due after five years through ten years	11,816
Estimated Fair Value, Due after ten years	27,180
Estimated fair value, structured securities	13,229
Available-for-sale Securities, Debt Securities	$ 64,991	$ 61,388